Other financial liabilities (Details 3)	12 Months Ended
Dec. 31, 2023
Series J Bonds [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate basis	2.89%
Series L Bonds [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate basis	1.21%
Series M Bonds [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate basis	0.87%
Series International [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate basis	3.30%
Series D Bonds [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate basis	0.53%
Series P Bonds [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate basis	3.36%
Series R Bonds [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate basis	2.81%